Cover	Jan. 30, 2026
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jan. 30, 2026
Entity File Number	001-41757
Entity Registrant Name	HAYMAKER ACQUISITION CORP. 4
Entity Central Index Key	0001970509
Entity Tax Identification Number	87-2213850
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	324 Royal Palm Way
Entity Address, Address Line Two	Suite 300-i
Entity Address, City or Town	Palm Beach
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	33480
City Area Code	212
Local Phone Number	616-9600
Written Communications	true
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Units [Member]
Title of 12(b) Security	Units, each consisting of one Class A ordinary share and one-half of one redeemable warrant
Trading Symbol	HYACU
Security Exchange Name	NYSE
Common Class A [Member]
Title of 12(b) Security	Class A ordinary shares, par value $0.0001 per share
Trading Symbol	HYAC
Security Exchange Name	NYSE
Warrants [Member]
Title of 12(b) Security	Warrants, each whole warrant exercisable for one Class A ordinary share at an exercise price of $11.50 per share
Trading Symbol	HYAC WS
Security Exchange Name	NYSE